Finance Charges	12 Months Ended
Dec. 31, 2024
Finance Costs [Abstract]
Finance Charges

NOTE 10. FINANCE CHARGES

	2024	2023
Interest:
Long-term debt	$63,734	$76,591
Lease obligations	4,245	3,784
Other	285	685
Income	(2,220)	(1,392)
Amortization of debt issue costs	3,709	3,746
Finance charges	$69,753	$83,414